Investments in Available-For-Sale Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Proceeds from sales of available-for-sale securities	$ 4,249	$ 8,274
Gross realized gains from sales of available-for-sale securities	125	445
Tax expense on gains from sales of available-for-sale securities	42	151
Carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits	14,819	14,983
Net impairment losses recognized in earnings	$ 12